Fair value measurement - Silver stream embedded derivative, continuity schedule (Details) - Silver stream embedded derivative - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Continuity schedule for embedded derivative
Balance as of beginning of period	$ 16,163	$ (3,090)
Change in fair value	17,949	18,652
Balance as of end of period	$ 34,112	$ 15,562